Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥) Securities	Mar. 31, 2019 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 14,344,490	¥ 5,324,873
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	44,087	8,419
Available-for-sale debt securities, Fair value, 12 months or more	646,265	1,988,575
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	6,808	48,099
Available-for-sale debt securities, Fair value, Total	14,990,755	7,313,448
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 50,895	¥ 56,518
Available-for-sale debt securities, Number of securities | Securities	1,408	1,079
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 811,706	¥ 1,500,382
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	10,290	11,432
Held-to-maturity debt securities, Fair value, 12 months or more	1,754,352	1,249,493
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	21,444	23,861
Held-to-maturity debt securities, Fair value, Total	2,566,058	2,749,875
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 31,734	¥ 35,293
Held-to-maturity debt securities, Number of securities | Securities	398	601
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 11,781,600	¥ 4,149,302
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	30,961	976
Available-for-sale debt securities, Fair value, 12 months or more		5,599
Available-for-sale debt securities, Gross unrealized losses, 12 months or more		1
Available-for-sale debt securities, Fair value, Total	11,781,600	4,154,901
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 30,961	¥ 977
Available-for-sale debt securities, Number of securities | Securities	202	39
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 935,540	¥ 12,772
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,202	5
Available-for-sale debt securities, Fair value, 12 months or more
Available-for-sale debt securities, Gross unrealized losses, 12 months or more
Available-for-sale debt securities, Fair value, Total	935,540	12,772
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,202	¥ 5
Available-for-sale debt securities, Number of securities | Securities	340	4
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 564,620	¥ 397,718
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	5,481	1,125
Available-for-sale debt securities, Fair value, 12 months or more	114,407	1,160,671
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	547	24,429
Available-for-sale debt securities, Fair value, Total	679,027	1,558,389
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 6,028	¥ 25,554
Available-for-sale debt securities, Number of securities | Securities	153	179
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 55,746
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	689
Held-to-maturity debt securities, Fair value, 12 months or more		55,084
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		212
Held-to-maturity debt securities, Fair value, Total	55,746	55,084
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 689	¥ 212
Held-to-maturity debt securities, Number of securities | Securities	9	10
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 522,941	¥ 163,615
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,191	776
Available-for-sale debt securities, Fair value, 12 months or more	25,228	79,758
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	14	46
Available-for-sale debt securities, Fair value, Total	548,169	243,373
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,205	¥ 822
Available-for-sale debt securities, Number of securities | Securities	154	92
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 114,057	¥ 316,942
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	530	1,757
Available-for-sale debt securities, Fair value, 12 months or more	388,064	648,353
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,801	19,581
Available-for-sale debt securities, Fair value, Total	502,121	965,295
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 4,331	¥ 21,338
Available-for-sale debt securities, Number of securities | Securities	402	536
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 108,478	¥ 74,180
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	1,033	1,199
Held-to-maturity debt securities, Fair value, 12 months or more	360,841	798,165
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	1,979	20,003
Held-to-maturity debt securities, Fair value, Total	469,319	872,345
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 3,012	¥ 21,202
Held-to-maturity debt securities, Number of securities | Securities	281	457
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 182,887	¥ 42,126
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	3,087	678
Available-for-sale debt securities, Fair value, 12 months or more	1,304	57,167
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	2	1,673
Available-for-sale debt securities, Fair value, Total	184,191	99,293
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 3,089	¥ 2,351
Available-for-sale debt securities, Number of securities | Securities	39	104
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 10,281	¥ 3,154
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	32	37
Held-to-maturity debt securities, Fair value, 12 months or more	133,791	155,011
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	285	1,995
Held-to-maturity debt securities, Fair value, Total	144,072	158,165
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 317	¥ 2,032
Held-to-maturity debt securities, Number of securities | Securities	31	32
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 189,775	¥ 164,738
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	503	2,553
Available-for-sale debt securities, Fair value, 12 months or more	86,605
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	620
Available-for-sale debt securities, Fair value, Total	276,380	164,738
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,123	¥ 2,553
Available-for-sale debt securities, Number of securities | Securities	94	87
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 637,201	¥ 1,423,048
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	8,536	10,196
Held-to-maturity debt securities, Fair value, 12 months or more	1,259,720	241,233
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	19,180	1,651
Held-to-maturity debt securities, Fair value, Total	1,896,921	1,664,281
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 27,716	¥ 11,847
Held-to-maturity debt securities, Number of securities | Securities	77	102
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 53,070	¥ 77,660
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	132	549
Available-for-sale debt securities, Fair value, 12 months or more	30,657	37,027
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,824	2,369
Available-for-sale debt securities, Fair value, Total	83,727	114,687
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,956	¥ 2,918
Available-for-sale debt securities, Number of securities | Securities	24	38